Prepayments and Other Current Assets - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2013 3GUU Group USD ($)	Dec. 31, 2013 3GUU Group CNY	Dec. 31, 2012 3GUU Group CNY	Dec. 31, 2011 3GUU Group CNY
Prepaid Expenses And Other Current Assets [Line Items]
Changes in fair value of contingently returnable consideration assets	$ 4,025	24,366	27,326	39,446
Gai from change in fair value of indemnification assets	275	1,668	451	293		75	451	451	293
Advance of loan to a third party			3,040		$ 488